PROPOSED OFFERING (Details Narrative)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Proposed Offering
Sale of Stock, Description of Transaction	Pursuant to the Proposed Offering, the Company intends to issue Units, each consisting of one ordinary share, one redeemable warrant (“Public Warrant”), and one right (“Public Right”). Each right entitles the holder to receive one-fourth (1/4) of one Class A ordinary share upon consummation of an initial Business Combination.	Pursuant to the Proposed Offering, the Company intends to issue Units, each consisting of one ordinary share, one redeemable warrant (“Public Warrant”), and one right (“Public Right”). Each right entitles the holder to receive one-fourth (1/4) of one Class A ordinary share upon consummation of an initial Business Combination.